Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Classes of current inventories [abstract]
Raw materials and consumables	$ 2,305	$ 2,106
Work in progress	3,516	3,514
Finished goods	1,218	1,003
Total	7,039	6,623
Current	5,828	5,220
Non-current	$ 1,211	$ 1,403